Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Entity Information [Line Items]
Property and Equipment, Net
Property and equipment consist of the following (in thousands):

	December 31,
	2017	2016
Property and equipment:
Computer equipment	$14,499	$14,107
Internal-use software and website development costs	19,910	16,750
Office equipment and furniture	3,010	3,010
Leasehold improvements	7,078	7,038
Assets not yet placed in service	1,216	1,222
Property and equipment	45,713	42,127
Less accumulated depreciation and amortization	(27,577)	(17,274)
Total property and equipment, net	$18,136	$24,853

Prosper Funding LLC
Entity Information [Line Items]
Property and Equipment, Net
Property and equipment consist of the following (in thousands):

	December 31,
	2017	2016
Property and equipment:
Internal-use software and web site development costs	$19,911	$16,749
Property and equipment	19,911	16,749
Less accumulated depreciation and amortization	(11,958)	(6,654)
Total property and equipment, net	$7,953	$10,095